UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment
[  ]; Amendment Number 2 This Amendment

(Check Only one.):	[   ]  is a restatement
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  		SG Select
Address: 	5100 Town Center Circle Tower II Suite 150
		Boca Raton FL  33486
Form 13F File Number:  28-7494
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on behalf of reporting manager: 04/16/2013
Name:	Richard D. Steinberg
Title:	President
Phone:	(561) 465-7070

Signature, Place, and date of Signing:

Report Type (Check only one):

[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

List of other Managers Reporting for this Manager:
01 Placemark Investments

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	13
Form 13F Information Table Value Total: 3740
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
I Shares S&P 500 Growth Index  COM              464287309      355     4304 SH       SHARED  01                        4304
IShares S&P 500 Value Index    COM              464287408      353     4786 SH       SHARED  01                        4786
SPDR S&P Dividend ETF          COM              78464A763      340     5147 SH       SHARED  01                        5147
Short S&P 500 Proshares        COM              74347R503      210     6855 SH       SHARED  01                        6855
iShares Core S&P Mid-Cap ETF   COM              464287507      246     2140 SH       SHARED  01                        2140
iShares Core S&P Small-Cap ETF COM              464287804      242     2775 SH       SHARED  01                        2775
iShares Dow Jones Intl Select  COM              464288448      235     6891 SH       SHARED  01                        6891
IShares Core Total US Bond Mkt INCOME FUNDS     464287226      512     4622 SH       SHARED  01                        4622
PIMCO Total Return ETF         INCOME FUNDS     72201R775      304     2771 SH       SHARED  01                        2771
Pimco 1-5yr US TIPS Index Fund INCOME FUNDS     72201R205      209     3849 SH       SHARED  01                        3849
iShares Barclays 1-3 Year Cred INCOME FUNDS     464288646      208     1974 SH       SHARED  01                        1974
iShares CMBS Bond Fund         INCOME FUNDS     46429B366      209     4034 SH       SHARED  01                        4034
IShares S&P Preferred Stock In PFD              464288687      317     7824 SH       SHARED  01                        7824